Risk management (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest-earning assets:
Financial Assets Held For Trading	R$ 119,931	R$ 54,038	R$ 83,650
Debt instruments	100,668	32,139	59,127
Equity instruments	807	490	397
Trading derivatives	18,456	21,410	24,126
Available-For-Sale Financial Assets	0	90,609	59,779
Debt instruments	0	89,503	57,794
Equity instruments	0	1,107	1,985
Other Financial Assets At Fair Value Through Profit Or Loss	30,415	1,622	1,611
Debt instruments	30,117	1,589	1,569
Equity instruments	298	33	42
Non-Current Assets Held For Sale	8,063	10,593	9,936
Reserves from Brazilian Central Bank	70,103	59,051	58,594
Loans and Receivables	311,012	295,835	296,536
Total	539,524	511,750	510,106
Interest-bearing liabilities:
Deposits from credit institutions	390,352	334,474	306,708
Subordinated debts	19,544	8,829	8,783
Marketable debt securities	88,693	69,348	103,921
Trading derivatives	18,726	20,310	19,912
Short positions	32,440	32,531	31,551
Total	549,755	465,492	470,875
0 to 30 days
Interest-earning assets:
Financial Assets Held For Trading	8,193	5,541	26,960
Debt instruments	5,359	653	20,232
Equity instruments	807	490	397
Trading derivatives	2,027	4,398	6,331
Available-For-Sale Financial Assets	0	2,032	2,939
Debt instruments	0	925	954
Equity instruments	0	1,107	1,985
Other Financial Assets At Fair Value Through Profit Or Loss	677	72	80
Debt instruments	379	38	38
Equity instruments	298	33	42
Non-Current Assets Held For Sale	24	80	79
Reserves from Brazilian Central Bank	70,103	59,051	58,594
Loans and Receivables	27,387	22,033	16,435
Total	106,384	88,809	105,087
Interest-bearing liabilities:
Deposits from credit institutions	200,818	150,719	135,457
Subordinated debts	9,857	0	0
Marketable debt securities	13,353	4,436	6,214
Trading derivatives	1,104	4,618	6,046
Short positions	32,440	32,531	31,551
Total	257,572	192,304	179,268
31 to 180 days
Interest-earning assets:
Financial Assets Held For Trading	6,155	1,779	5,242
Debt instruments	5,192	890	2,370
Equity instruments	0	0	0
Trading derivatives	963	889	2,872
Available-For-Sale Financial Assets	0	1,272	1,350
Debt instruments	0	1,272	1,350
Equity instruments	0	0	0
Other Financial Assets At Fair Value Through Profit Or Loss	9,091	13	14
Debt instruments	9,091	13	14
Equity instruments	0	0	0
Non-Current Assets Held For Sale	521	168	168
Reserves from Brazilian Central Bank	0	0	0
Loans and Receivables	101,441	81,275	99,924
Total	117,208	84,507	106,698
Interest-bearing liabilities:
Deposits from credit institutions	47,172	46,254	49,973
Subordinated debts	87	789	268
Marketable debt securities	20,875	36,208	40,229
Trading derivatives	1,370	659	1,308
Short positions	0	0	0
Total	69,417	83,909	91,778
181 to 365 days
Interest-earning assets:
Financial Assets Held For Trading	12,013	6,556	4,593
Debt instruments	8,294	5,739	2,711
Equity instruments	0	0	0
Trading derivatives	3,719	818	1,882
Available-For-Sale Financial Assets	0	17,092	1,761
Debt instruments	0	17,092	1,761
Equity instruments	0	0	0
Other Financial Assets At Fair Value Through Profit Or Loss	368	50	50
Debt instruments	368	50	50
Equity instruments	0	0	0
Non-Current Assets Held For Sale	89	222	220
Reserves from Brazilian Central Bank	0	0	0
Loans and Receivables	35,900	34,430	32,590
Total	48,370	58,351	39,214
Interest-bearing liabilities:
Deposits from credit institutions	65,606	62,605	46,686
Subordinated debts	0	257	255
Marketable debt securities	14,612	12,313	33,336
Trading derivatives	3,257	504	1,268
Short positions	0	0	0
Total	83,475	75,679	81,545
1 to 5 years
Interest-earning assets:
Financial Assets Held For Trading	67,606	29,968	31,938
Debt instruments	58,363	16,709	23,479
Equity instruments	0	0	0
Trading derivatives	9,243	13,259	8,459
Available-For-Sale Financial Assets	0	46,502	42,683
Debt instruments	0	46,502	42,683
Equity instruments	0	0	0
Other Financial Assets At Fair Value Through Profit Or Loss	16,702	479	486
Debt instruments	16,702	479	486
Equity instruments	0	0	0
Non-Current Assets Held For Sale	3,603	3,082	2,920
Reserves from Brazilian Central Bank	0	0	0
Loans and Receivables	85,318	86,645	79,467
Total	173,229	166,677	157,494
Interest-bearing liabilities:
Deposits from credit institutions	71,413	69,778	69,605
Subordinated debts	0	7,784	8,260
Marketable debt securities	30,138	15,544	23,647
Trading derivatives	9,673	12,243	7,123
Short positions	0	0	0
Total	111,224	105,349	108,635
Above 5 years
Interest-earning assets:
Financial Assets Held For Trading	25,964	10,194	14,917
Debt instruments	23,460	8,148	10,335
Equity instruments	0	0	0
Trading derivatives	2,504	2,046	4,582
Available-For-Sale Financial Assets	0	23,711	11,046
Debt instruments	0	23,711	11,046
Equity instruments	0	0	0
Other Financial Assets At Fair Value Through Profit Or Loss	3,577	1,008	981
Debt instruments	3,577	1,008	981
Equity instruments	0	0	0
Non-Current Assets Held For Sale	3,826	7,040	6,549
Reserves from Brazilian Central Bank	0	0	0
Loans and Receivables	60,966	71,453	68,120
Total	94,333	113,406	101,613
Interest-bearing liabilities:
Deposits from credit institutions	5,343	5,119	4,987
Subordinated debts	9,687	0	0
Marketable debt securities	9,715	847	495
Trading derivatives	3,322	2,285	4,167
Short positions	0	0	0
Total	R$ 28,067	R$ 8,251	R$ 9,649